Share-Based Compensation	12 Months Ended
Dec. 31, 2021
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Compensation
11	Share-based compensation
Share option plans
2014 Incentive Plan
On July 23 2014, the Company’s board of directors and shareholders approved the 2014 Incentive Plan (the “2014 Plan”). Awards under the 2014 Plan vest to 4 years from the date of grant and expire no more than 10 years after the grant date. The Company reserved a total of 5,500,000 common shares for issuance under the 2014 Plan. As of December 31, 2021, 37,911 shares remain available for grant under the 2014 Plan.
2017 Incentive Plan
On March 1, 2017, the Company’s board of directors and shareholders approved the 2017 Incentive Plan (the “2017 Plan”). Awards under the 2017 Plan vest to 4 years from the date of grant and expire no more than 10 years after the grant date. The Company reserved a total of 6,015,137 common shares for issuance under the 2017 Plan. As of December 31, 2021, 934,572 shares remain available of grant under the 2017 Plan.
2021 Incentive Plan
In December 2021, the Company’s board of directors and shareholders approved the 2021 Incentive Plan (the “2021 Plan”). Awards under the 2021 Plan vest to 4 years from the date of grant and expire no more than 10 years after the grant date. The Company reserved a total of 4,000,000 common shares for issuance under the 2021 Plan. As of December 31, 2021, 4,000,000 shares remain available of grant under the 2021 Plan.
The exercise price, vesting and other conditions of individual awards are determined by the board of directors or any of the committees appointed by the board of directors to administer the 2014, 2017 and 2021 Plans. The awards are subject to multiple service vesting periods arranging from 1 to 4 years, and will expire 10 years after the date of award. Upon the termination of the Grantee’s
c
ontinuous
s
ervice, the Company has the right to repurchase the vested award or shares obtained.
Share options
The following table summarizes the share option activity for the year ended December 31, 2021:

Options Granted to Employees and Directors	Number of Options	Weighted- Average Exercise Price	Weighted- Average grant-date Fair Value per Option	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
		RMB	RMB		RMB
Outstanding, December 31, 2020	7,200,816	8.48	17.03	7.27	232,933

Granted	1,367,791	7.26	24.61	—	—
Forfeited	652,406	11.77	21.07	—	—
Expired	—	—	—	—	—
Exercised	549,007	5.50	9.19	—	—
Cancelled	—	—	—	—	—

Outstanding, December 31, 2021	7,367,194	8.18	18.66	6.09	48,464

Vested and expected to vest at December 31, 2021	7,367,194	8.18	18.66	6.09	48,464

Vested at December 31, 2021	5,496,609	7.73	14.37	5.35	35,908

The aggregate intrinsic value in the table above represents the difference between the closing stock price on the last trading day in 2020 and 2021 and the option’s respective exercise price.
The weighted average grant date fair value of the share options granted during the years ended December 31, 2019, 2020 and 2021 were RMB50.18, RMB18.97 and RMB24.61

(US$3.86), respectively.
The aggregate fair value of options vested and recognized as expenses as of December 31, 2019, 2020 and 2021 were RMB47,284, RMB28,858 and RMB30,212

(US$4,741), respectively.
Total intrinsic value of options exercised for the years ended December 31, 2019, 2020 and 2021 were RMB53,338, RMB38,585 and RMB24,640

(US$3,867), respectively.
The aggregate unrecognized share-based compensation expense was RMB17,366 (US$2,725) as of December 31, 2021, which the Company expects to recognize over an estimated weighted-average period of 1.86 years.
The Company estimates the fair value of each award on grant date using the binomial option pricing model with the assistance of an independent third-party valuation firm. The binominal model requires the input of highly subjective assumptions, including the expected share price volatility and the suboptimal early exercise factor. For expected volatility, the Company has made reference to historical volatilities of several comparable companies. The suboptimal early exercise factor was estimated based on the Company’s expectation of exercise behavior of the grantees. The risk-free rate for periods within the contractual life of the options is based on the market yield of U.S. Treasury Bonds in effect at the time of grant. Prior to the IPO, the estimated fair value of the ordinary shares, at the option grant dates, were determined by the assistance of an independent third-party valuation firm. Subsequent to the IPO, fair value of the common shares is the price of the Company’s publicly traded shares. The Company’s management is ultimately responsible for the determination of the estimated fair value of its ordinary shares.
The Company recognizes share-based compensation expense using the accelerated recognition method over the requisite service period, which is generally subject to graded vesting.
The following table presents assumptions used to estimate the fair values of share options granted for the years ended December 31, 2019, 2020 and 2021:

	2019	2020	2021
Risk-free interest rate	1.65% - 2.54%	0.63% - 1.88%	0.94% - 1.70%
Dividend yield	0%	0%	0%
Expected volatility	44.23% - 44.71%	44.37% - 47.83%	47.45% - 56.62%
Weighted average expected volatility	44.53%	46.37%	50.26%
Expected exercise multiple	2.5	2.5 - 2.8	2.2 - 2.8

(i)
Risk-free interest rate – The risk-free interest rate for periods within the contractual life of the options is based on the US Treasury yield curve in effect at the time of the grant for a term consistent with the contractual term of the awards.

(ii)	Dividend yield – The dividend yield is estimated based on the Company’s expected dividend policy over the expected term of the options.
(iii)	Expected volatility – Expected volatility is estimated based on the historical volatility of common shares of several comparable publicly-traded companies in the same industry.
(iv)	Expected exercise multiple – Expected exercise multiple is estimated based on changes in expected intrinsic value of the option and the likelihood of early exercise by employees.

Restricted share units
Starting from September 4, 2018, the Company granted restricted Class A common shares of the Company (“Restricted Shares”).
A summary of the restricted share units for the year ended December 31, 2021 was stated below:

Restricted Share Units Granted to Employees and Directors	Number of Share Units	Weighted- Average Exercise Price	Weighted- Average grant-date Fair Value per Option	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
		RMB	RMB		RMB
Outstanding, December 31, 2020	95,094	—	20.37	10.66	3,751

Granted	119,568	—	13.92	—	—
Forfeited	—	—	—	—	—
Expired	—	—	—	—	—
Exercised	95,096	—	19.09	—	—
Cancelled	—	—	—	—	—

Outstanding, December 31, 2021	119,566	—	14.94	9.88	1,189

Vested and expected to vest at December 31, 2021	119,566	—	14.94	9.88	1,189

Exercisable at December 31, 2021	—	—	—	—	—

The weighted average grant-date fair value per share of restricted share units granted for the years ended December 31, 2019, 2020 and 2021 were RMB45.09, RMB20.41 and RMB13.92 (US$2.18), respectively.
As of December 31, 2021, there was RMB1,144

(US$180) of unrecognized share-based compensation cost related to restricted shares, which the Company expects to recognize over an estimated weighted-average period of 0.86 year.
Total compensation costs recognized for the years ended December 31, 2019, 2020 and 2021 were as follows:

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Cost of Revenue	73	4	41	6
Research and development	12,819	7,176	13,801	2,166
Sales and marketing	6,040	3,965	2,609	409
General and administrative	28,352	17,713	13,761	2,160

Total	47,284	28,858	30,212	4,741